Accumulated Deficit - Schedule of Accumulated Deficit (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Equity [Abstract]
PRC statutory reserved funds	$ 3,444	20,849	19,724
Unreserved accumulated deficit	(31,265)	(189,268)	(294,197)
Accumulated deficit	$ (27,821)	(168,419)	(274,473)